Cover	Sep. 10, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 10, 2025
Entity Registrant Name	Monroe Capital Corporation
Entity Incorporation, State or Country Code	MD
Entity File Number	814-00866
Entity Tax Identification Number	27-4895840
Entity Address, Address Line One	155 North Wacker Drive
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Local Phone Number	258-8300
City Area Code	312
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MRCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001512931
Former Address
Document Information [Line Items]
Entity Address, Address Line One	311 South Wacker Drive
Entity Address, Address Line Two	Suite 6400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606